VESSEL UNDER CAPITAL LEASE, NET - Schedule of Capital Leased Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of vessels under capital leases, net:
Cost	$ 174,511	$ 168,840
Accumulated depreciation and amortization	(59,800)	(62,895)
Net book value	$ 114,711	$ 105,945